Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Accounts payable and other	$ 20,816	$ 9,681	$ 4,045
Current income tax liability	4,102	7,466	2,773
Deferred income tax liability	355	731	681
Lease obligations	3,414	3,771	4,120
Cash collateral and amounts held in escrow	6,751	8,818	6,746
Cash reserves on loan and lease receivables	158,176	153,769	141,759
Other liabilities	$ 193,614	$ 184,236	$ 160,124